Business combinations - Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets	$ 270,593	$ 233,290
Leucrotta Exploration Inc. [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	486,488
Fair value of previously held equity interest	13,039
Total consideration	499,527
Cash acquired	2,659
Capital assets	559,094
Exploration and evaluation assets	43,227
Deferred tax liabilities	(97,891)
Asset retirement obligations	(1,440)
Derivative liability	(339)
Acquired working capital deficiency	(5,783)
Net assets acquired	$ 499,527